Earnings per share (Details) - Schedule of computation of basic and diluted earnings per share - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of computation of basic and diluted earnings per share [Abstract]
Net income	¥ 65,207,464	¥ 114,852,526	¥ 534,643,942
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	¥ 68,071,099	¥ 153,589,125	¥ 96,143,147
Dilutive weighted average number of ordinary shares	1,439,714,339	1,525,232,365	1,467,786,387
Basic earnings per share	¥ 0.05	¥ 0.08	¥ 0.39
Diluted earnings per share	¥ 0.05	¥ 0.08	¥ 0.36